Annual Fund Operating Expenses - Class A - Thrivent Mid Cap Stock Fund - Class A	Feb. 28, 2021
Operating Expenses:
Management Fees	0.63%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.04%